Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Net Income (Loss)	$ (8,122,842)	$ (4,774,087)	$ (1,129,489)